Financial Risk Management	12 Months Ended
Dec. 31, 2020
Financial Risk Management
Financial Risk Management
6	Financial Risk Management

The Company has a risk management policy for regular monitoring and managing the nature and overall position of financial risks and to assess its financial results and impacts on its cash flows. Counterparty credit limits are also periodically reviewed or whenever the Company identifies significant changes in financial risk.

The economic and financial risks reflect the behavior of macroeconomic variables such as interest rates as well as other characteristics of the financial instruments maintained by the Company. These risks are managed through control and monitoring policies, specific strategies and limits.

The Company maintained its approach and strong cash and marketable securities position, as well as its treasury policy, during the crisis caused by the COVID-19 pandemic.

a.	Financial risk factors

The Company’s activities expose it to certain financial risks mainly related to market risk, credit risk and liquidity risk. Management and Group’s Board of Directors monitors such risks in line with their capital management policy objectives.

This Note presents information on the Company’s exposure to each of the risks above, the objectives of the Company, measurement policies, and the Company’s risk and capital management process.

The Company has no derivative transactions.

a.       Market risk - cash flow interest rate risk

This risk arises from the possibility of the Company incurring losses because of interest rate fluctuations that increase finance costs related to financing and bonds raised in the market and obligations for acquisitions from third parties payable in installments. The Company continuously monitors market interest rates in order to assess the need to contract financial instruments to hedge against volatility of these rates. Additionally, financial assets also indexed to the CDI (daily average of overnight interbank loan) and IPCA (broad consumer price index) partially mitigate any interest rate exposures.

Interest rates contracted are as follows:

	December 31, 2020	December 31, 2019	Interest rate
Bonds
Private Bonds – 5th Issuance - serie 1 (Note 14)	100,892	101,802	CDI + 1.15% p.a.
Private Bonds – 5th Issuance - serie 2 (Note 14)	102,868	101,765	CDI + 1.00% p.a.
Private Bonds – 6th Issuance - serie 1 (Note 14)	-	305,368	CDI + 0.90% p.a.
Private Bonds – 6th Issuance - serie 2 (Note 14)	206,733	204,047	CDI + 1.70% p.a.
Private Bonds – 7th Issuance - single (Note 14)	381,850	814,086	CDI + 1.15% p.a.
Private Bonds – 8th Issuance - single (Note 14)	-	113,879	CDI + 1.00% p.a.
Financing and Lease Liabilities - Mind Makers (Note 14)	998	-	TJPLP + 5% p.a.
Lease Liabilities (Note 16)	173,103	153,714	IPCA
Accounts Payable for Business Combination (Note 18)	48,055	10,941	100% CDI
Loans from related parties (Note 20)	20,884	29,192	CDI + 3.57%
	1,035,383	1,834,794

b.	Credit risk

Credit risk arises from the potential default of a counterparty to an agreement or financial instrument, resulting in financial loss. The Company is exposed to credit risk in its operating activities (mainly in connection with trade receivables, see Note 10 and financial activities that includes reverse factoring deposits with banks and other financial institutions and other financial instruments contracted.

The Company mitigates its exposure to credit risks associated with financial instruments, deposits in banks and short-term investments by investing in prime financial institutions and in accordance with limits previously set in the Company’s policy. See (Note 8 and 9).

To mitigate risks associated with trade receivables, the Company adopts sales policy and analysis of the financial and equity condition of its counterparties. The sales policy is directly associated with the level of credit risk the Company is willing to accept in the normal course of its business.

The diversification of its receivable’s portfolio, the selectivity of its customers, as well as the monitoring of sales financing terms and individual position limits are procedures adopted to minimize defaults or losses in the realization of trade receivables. Thus, the Company does not have significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristic.

Furthermore, the Company reviews the recoverable amount of its trade receivables at the end of each reporting period to ensure that adequate credit losses are recorded (Note 10).

The Company limits its exposure to credit risks associated with financial instruments, bank deposits and financial investments by making its investments in financial institutions for which credit risk is monitored, according to limits previously established in the Company’ policy. When necessary, appropriate provisions are recognized to cover this risk.

c.	Liquidity risk

Covid 19 - Impacts

In order to cover possible liquidity deficiencies or mismatches between cash and cash equivalents and short-term debt and financial obligations, the Company continues to operate in the finance markets with transactions such as reverse factoring as long as this credit line is offered by banks and accepted by Company suppliers. See note 6c.

This is the risk of the Company not having enough funds and or bank credit limits to meet its short-term financial commitments, due to mismatching terms in expected receipts and payments.

The Company continuously monitors its cash balance and the indebtedness level and implemented measures to allow access to the capital markets, when necessary. It also endeavors to assure they remain within existing credit limits. Management also continuously monitors projected and actual cash flows and the combination of the maturity profiles of the financial assets, liabilities and takes into consideration its debt financing plans, covenant compliance, internal liquidity targets and, if applicable, regulatory requirements.

Cash surplus generated by the Company is handled in short-term deposits being those investments composed by enough liquidity providing to the Company the appropriate undertake with going concern presumption.

The table below presents the maturity of the Company’s financial liabilities.

Financial liabilities by maturity ranges

December 31, 2020	Less than one year	Between one and two years	Over two years	Total
Bonds (Note 14)	502,882	290,459	-	793,341
Lease Liabilities (Note 16)	18,263	30,968	123,872	173,103
Accounts Payable for business combination (Note 18)	17,132	13,811	17,112	48,055
Suppliers (Note 15)	168,941	-	-	168,941
Reverse Factoring (Note 15)	110,513	-	-	110,513
Other liabilities - related parties (Note 20)	135,307	-	-	135,307
Loans from related parties (Note 20)	20,884	-	-	20,884
	973,922	335,238	140,984	1,450,144

Financial liabilities by maturity ranges

The table below reflects the estimated interest rate based on CDI for 12 months (2,76% p.a) extracted from BACEN (Brazilian Central Bank) on December 31,2020, being its amounts payable for principal and interest based on undiscounted contractual amounts and, therefore, do not reflect the financial position presented as of December 31,2020:

December 31, 2020	Less than one year	Between one and two years	Over two years	Total
Bonds	520,699	300,750	-	821,449
Lease Liabilities	18,836	31,940	127,762	178,538
Accounts Payable for business combination	17,739	14,300	17,718	49,758
Suppliers	168,941	-	-	168,941
Reverse Factoring	117,796	-	-	117,796
Other liabilities - related parties	135,307	-	-	135,307
Loans from related parties	21,667	-	-	21,667
	1,000,986	346,991	145,480	1,493,457

On December 31, 2020, the Company had positive working capital of R$ 503,984 (compared to negative working capital of R$ 326,550 on December 31, 2019) mainly due to current suppliers and accounts payables with related parties, such as bonds outstanding, suppliers, loans and other liabilities.

Capital management

The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure of the Company, management can make, or may propose to the shareholders when their approval is required, adjustments to the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce, for example, debt.

The Company monitors capital on the basis of the gearing ratio. This ratio corresponds to the net debt expressed as a percentage of total capitalization. Net debt comprises financial liabilities less cash and cash equivalents. Total capitalization is calculated as equity as shown in the consolidated balance sheet plus net debt.

The Company’s main capital management objectives are to safeguard its ability to continue as a going concern, optimize returns, allow consistency of operations to other stakeholders and to maintain an optimal capital structure reducing financial costs and maximizing the returns. In addition, the Company monitors adequate financial leverage, and to mitigate risks that may affect the availability of capital in Company development. As a result of the IPO, see Note 2, the Company reduced its net debt improving its gearing ratio and adjusting its capital structure aiming to face new capital challenges from COVID-19 and investing in new ventures through acquisitions.

	December 31, 2020	December 31, 2019

Net debt (i)	970,047	2,141,214

Total equity	4,785,317	3,100,083

Total capitalization (ii)	3,815,270	958,869

Gearing ratio - % - (iii)	25%	223%

(i)	Net debt comprises financial liabilities (note 7) net of cash and equivalents.

(ii)	Refers to the difference between Equity and Net debt.

(iii)	The Gearing Ratio is calculated based on Net Debt/Total Capitalization.

Sensitivity analysis

The following table presents the sensitivity analysis of potential losses from financial instruments, according to the assessment of relevant market risks made by Management and presented above.

A probable scenario over a 12-month horizon was used, with a projected rate of 2,76% p.a. as per CDI reference rates disclosed by B3 S.A. (Brazilian stock exchange). Two further scenarios are presented, stressing, respectively, a 25% and 50% deterioration of the projected rates.

	Index - % per year	Balance as of December 31, 2020	Base scenario	Scenario I	Scenario II
Financial Assets	101.7% of CDI	300,147	8,418	10,523	12,627
Marketable Securities	104% CDI	491,102	13,774	17,217	20,661
		791,249	22,192	27,740	33,288

Accounts Payable for Business Combination	100% of CDI	(48,055)	(1,325)	(1,657)	(1,988)
Loans from related parties	CDI + 3.57%	(20,884)	(1,321)	(1,465)	(1,609)
Bonds	CDI + 1.15%	(793,341)	(31,002)	(36,472)	(41,942)
		(862,280)	(33,648)	(39,594)	(45,539)

Net exposure		(71,031)	(11,456)	(11,854)	(12,251)

Interest Rate -% p.a	-	-	2.76%	3.45%	4.14%
	-	-	-	25%	50%